Allowance for Credit Losses ("ACL") on Loans - Narrative (Details)	Dec. 31, 2025 USD ($)
Northfield Bancorp, Inc. [Member]
Credit Loss [Line Items]
Individually evaluated for impairment threshold	$ 500,000